STOCK BASED COMPENSATION (Details 3) - Stock Compensation Plan [Member] - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Shares, Vested	4,816,987	3,410,191
Shares, Non-vested	3,808,205	1,509,701
Shares, Total	2,111,533	3,705,300
Weighted Average Grant Date Fair Value per Share, Vested	$ 0.14	$ 0.14
Weighted Average Grant Date Fair Value per Share, Non-vested	0.13	0.14
Weighted Average Grant Date Fair Value per Share, Total	$ 0.13	$ 0.14
Weighted Average Grant Date Fair Value, Vested	$ 679,553	$ 476,080
Weighted Average Grant Date Fair Value, Non-vested	477,570	211,706
Weighted Average Grant Date Fair Value, Total
Weighted Average Grant Date Fair Value, Total	$ 1,157,103	$ 687,786